                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-3632

                             Scudder Tax Free Trust
                             ----------------------
               (Exact Name of Registrant as Specified in Charter)

                             Two International Place
                        Boston, Massachusetts 02110-4103
                        --------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2572
                                                            ------------

                                  John Millette
                  Deutsche Investment Management Americas Inc.
                             Two International Place
                        Boston, Massachusetts 02110-4103
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        5/31

Date of reporting period:       5/31/03

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder Medium Term Tax-Free Fund

Annual Report to Shareholders

May 31, 2003

Contents

<Click Here> Performance Summary

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Report of Independent Auditors

<Click Here> Tax Information

<Click Here> Trustees and Officers

<Click Here> Investment Products

<Click Here> Account Management Resources

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. The prospectus contains more complete information, including a description of the risks of investing in the fund, management fees and expenses. Please read it carefully before you invest or send money.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary May 31, 2003

Classes A, B and C

Average Annual Total Returns* (Unadjusted for Sales Charge)
Scudder Medium Term Tax-Free Fund	1-Year	3-Year	5-Year	10-Year
Class A(a)	8.78%	7.83%	5.25%	5.45%
Class B(a)	7.88%	6.96%	4.40%	4.60%
Class C(a)	7.82%	6.96%	4.42%	4.62%
Lehman Brothers Municipal Bond Index++	10.36%	9.64%	6.47%	6.60%
Lehman Seven Year Municipal Bond Index+++	10.66%	9.36%	6.55%	6.36%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 5/31/03	$ 11.81	$ 11.81	$ 11.80
5/31/02	$ 11.34	$ 11.35	$ 11.34
Distribution Information: Twelve Months: Income Dividends	$ .45	$ .36	$ .36
Capital Gains Distributions	$ .05	$ .05	$ .05
May Income Dividend	$ .0383	$ .0301	$ .0304
SEC 30-day Yield+	1.91%	1.18%	1.19%
Tax Equivalent Yield+	2.94%	1.82%	1.83%
Current Annualized Distribution Rate+	3.89%	3.06%	3.09%

+ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on May 31, 2003. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended May 31 2003, shown as an annualized percentage of the net asset value on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the Fund's yield and a marginal federal income tax rate of 35%. Yields and distribution rates are historical and will fluctuate.
Class A Lipper Rankings* - Intermediate Municipal Debt Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	74	of	135	55

Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Source: Lipper Inc.

Growth of an Assumed $10,000 Investment(b)* (Adjusted for Sales Charge)
[] Scudder Medium Term Tax-Free Fund - Class A(c) [] Lehman Brothers Municipal Bond Index++ [] Lehman Seven Year Municipal Bond Index+++

Yearly periods ended May 31

Comparative Results* (Adjusted for Sales Charge)
Scudder Medium Term Tax-Free Fund		1-Year	3-Year	5-Year	10-Year
Class A(c)	Growth of $10,000	$10,578	$12,192	$12,560	$16,527
	Average annual total return	5.78%	6.83%	4.66%	5.15%
Class B(c)	Growth of $10,000	$10,488	$12,037	$12,305	$15,683
	Average annual total return	4.88%	6.37%	4.24%	4.60%
Class C(c)	Growth of $10,000	$10,674	$12,115	$12,288	$15,554
	Average annual total return	6.74%	6.60%	4.21%	4.52%
Lehman Brothers Municipal Bond Index++	Growth of $10,000	$11,036	$13,181	$13,679	$18,941
	Average annual total return	10.36%	9.64%	6.47%	6.60%
Lehman Seven Year Municipal Bond Index+++	Growth of $10,000	$11,066	$13,080	$13,731	$18,528
	Average annual total return	10.66%	9.36%	6.55%	6.36%

The growth of $10,000 is cumulative.

Notes to Performance Summary - Classes A, B and C

* Returns and rankings during the 10-year period shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.
a Returns shown for Class A, B and C shares for the periods prior to their inception on June 11, 2001 are derived from the historical performance of Class S shares of the Scudder Medium Term Tax-Free Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. The difference in expenses will affect performance.
b The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.
c Returns shown for Class A, B and C shares for the periods prior to their inception on June 11, 2001 are derived from the historical performance of Class S shares of the Scudder Medium Term Tax-Free Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses and the current applicable sales charge of each specific class. Returns for Class A reflect the current maximum initial sales charge of 2.75%. Class B share performance is adjusted for the applicable contingent deferred sales charge ("CDSC"), which is 4% within the first year after purchase, declining to 0% after six years. Returns for Class C reflect an initial sales charge of 1.00%. Redemptions within one year of purchase may be subject to a CDSC of 1%. The difference in expenses will affect performance.
++ The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.
+++ Lehman Seven Year Municipal Bond Index is a total return subset of the Lehman Brothers Municipal Bond Index. It includes maturities of six to eight years.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Although the Fund seeks income that is federally tax free, a portion of the Fund's returns may be subject to federal, state, local and the alternative minimum tax.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic stability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 728-3337 for the fund's most up-to-date performance. On the Web, go to scudder.com.

Class AARP and Class S

Class AARP has been created especially for members of AARP. Class S is not available to new investors.

Average Annual Total Returns*
	1-Year	3-Year	5-Year	10-Year
Scudder Medium Term Tax-Free Fund - Class S	8.92%	8.23%	5.59%	5.76%
Scudder Medium Term Tax-Free Fund - Class AARP (a)	9.03%	8.12%	5.53%	5.73%
Lehman Brothers Municipal Bond Index++	10.36%	9.64%	6.47%	6.60%
Lehman Seven Year Municipal Bond Index+++	10.66%	9.36%	6.55%	6.36%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

Net Asset Value and Distribution Information
	Class AARP	Class S
Net Asset Value: 5/31/03	$ 11.82	$ 11.81
5/31/02	$ 11.35	$ 11.35
Distribution Information: Twelve Months: Income Dividends	$ .48	$ .48
Capital Gains Distributions	$ .05	$ .05
May Income Dividend	$ .0409	$ .0409
SEC 30-day Yield+	2.24%	2.24%
Tax Equivalent Yield+	3.45%	3.45%
Current Annualized Distribution Rate+	4.15%	4.16%

Class S Lipper Rankings* - Intermediate Municipal Debt Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	70	of	135	52
3-Year	52	of	104	49
5-Year	44	of	97	43
10-Year	17	of	43	39

Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested.

Source: Lipper Inc.

Growth of an Assumed $10,000 Investment*
[] Scudder Medium Term Tax-Free Fund - Class S [] Lehman Brothers Municipal Bond Index++ [] Lehman Seven Year Municipal Bond Index+++

Yearly periods ended May 31

Comparative Results*
Scudder Medium Term Tax-Free Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$10,892	$12,677	$13,127	$17,513
	Average annual total return	8.92%	8.23%	5.59%	5.76%
Class AARP (a)	Growth of $10,000	$10,903	$12,637	$13,090	$17,463
	Average annual total return	9.03%	8.12%	5.53%	5.73%
Lehman Brothers Municipal Bond Index++	Growth of $10,000	$11,036	$13,181	$13,679	$18,941
	Average annual total return	10.36%	9.64%	6.47%	6.60%
Lehman Seven Year Municipal Bond Index+++	Growth of $10,000	$11,066	$13,080	$13,731	$18,528
	Average annual total return	10.66%	9.36%	6.55%	6.36%

The growth of $10,000 is cumulative.

Notes to Performance Summary - Class AARP and Class S

* Returns and rankings during the 10-year period shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.
a Returns shown for Class AARP for periods prior to its inception on October 2, 2000, are derived from historical performance of Class S shares of the Scudder Medium Term Tax-Free Fund during such periods and have assumed the same expense structure during such periods. Any difference in expenses will affect performance.
+ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on May 31, 2003. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the year ended May 31, 2003, shown as an annualized percentage of the net asset value on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the Fund's yield and a marginal federal income tax rate of 35%. Yields and distribution rates are historical and will fluctuate.
++ The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.
+++ Lehman Seven Year Municipal Bond Index is a total return subset of the Lehman Brothers Municipal Bond Index. It includes maturities of six to eight years.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Although the Fund seeks income that is federally tax free, a portion of the Fund's returns may be subject to federal, state, local and the alternative minimum tax.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic stability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 728-3337 (Class AARP) or (800) SCUDDER (Class S) for the fund's most up-to-date performance. On the Web, go to aarp.scudder.com (Class AARP) or myScudder.com (Class S).

Portfolio Management Review

Scudder Medium Term Tax-Free Fund: A Team Approach to Investing

Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for Scudder Medium Term Tax-Free Fund. DeIM and its predecessors have more than 80 years of experience managing mutual funds and DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

Portfolio Management Team

Philip G. Condon

Managing Director of Deutsche Asset Management and Co-Lead Manager of the fund.

• Joined Deutsche Asset Management in 1983 and the fund in 1998.

• Over 26 years of investment industry experience.

• MBA, University of Massachusetts at Amherst.

Ashton P. Goodfield

CFA, Managing Director of Deutsche Asset Management and Co-Lead Manager of the fund.

• Joined Deutsche Asset Management in 1986 and the fund in 1990.

• Over 16 years of investment industry experience.

Shelly Deitert

Assistant Vice President of Deutsche Asset Management and Portfolio Manager of the fund.

• Joined Deutsche Asset Management in 1997 and the fund in 2002.

• Over 5 years of investment industry experience.

Philip G. Condon and Ashton P. Goodfield serve as co-lead portfolio managers of Scudder Medium Term Tax-Free Fund. In the following interview, Scudder's municipal bond team discusses the fund's performance and the recent market environment for municipal bonds.

Q: Will you describe the general market environment during the annual period ended May 31, 2003?

A: The last year has been a strong period for bonds. Overall, the bond market delivered positive returns and outpaced stocks. For the one-year period, the Lehman Brothers Aggregate Bond Index gained 11.58% and the S&P 500 index fell 8.06%.1 In general, on a pre-tax basis, municipal bonds lagged government bonds, while corporate bonds tended to outperform both municipal and taxable government issues.

1 Lehman Brothers Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities with average maturities of one year or more.
The S&P 500 index is an unmanaged index, widely regarded as representative of the equity market in general.

The fund's annual period began with investors concerned about the sluggish US economy and weak corporate earnings, as well as geopolitical concerns in the Middle East and the possibility of terrorist attacks. These worries abated toward the end of the annual period as the stock market began to predict a recovery in the economy and the war in Iraq came to a conclusion. Throughout the period, demand for municipal bonds remained strong among individual and institutional buyers. At the same time, the introduction of new municipal bonds continued to be heavy, as states issued more debt to make up for revenue shortfalls and to refinance old debt at new, lower rates.

Interest rates declined throughout the annual period. While the Federal Reserve Board acted just once during the period by lowering the federal funds rate2 by 50 basis points on November 6, general interest rates in the marketplace declined steadily over the 12-month period. In fact, by the end of the period, rates on US Treasuries were near the lowest levels they had seen since the late 1950s. At the same time, stock and lower-quality, higher-yielding bonds experienced a more turbulent time. Prior to the Federal Reserve Board's action last fall, stocks and lower-quality bonds generally produced negative returns. However, in December 2002, stocks and lower-quality bonds began to perform better. At the same time, municipal bond prices lagged as the interest rate cut shifted investor interest to stocks and lower-quality, higher-yielding bonds. Then, in January and February, worries about a war with Iraq and terrorist attacks heightened once again, sparking a renewed interest in higher-quality bonds. By the end of the period, equity markets began to rebound, while the bond market continued to benefit from generally declining interest rates.

2 The federal funds rate is the rate that banks charge each other on overnight loans. The Federal Reserve Board's Open Market Committee sets a target rate to either make credit more easily available or tighten monetary policy in an attempt to avoid economic imbalances such as high inflation.

Q: How did municipal bond yields react during the annual period?

A: Municipal bond yields declined as a whole over the period, though not as much as Treasury bond yields. At the same time, the municipal bond yield curve steepened, as intermediate-term (5-to-10 year) municipal bond yields declined more than long-term yields. (The yield curve illustrates the relationship between the yield on bonds of the same credit quality but different maturities. A steepening of the curve means that the difference in yields between longer-term and shorter-term maturities increases.)

Municipal bond yield curve (as of 5/31/02 versus 5/31/03) (7-day yield)

Source: Deutsche Asset Management

This chart is not intended to represent the yield of any Scudder fund. Past performance is no guarantee of future results.

Q: How did Scudder Medium Term Tax-Free Fund perform during the period?

A: Scudder Medium Term Tax-Free Fund posted strong absolute results during the period. The fund's one-year return of 8.78% (Class A shares, unadjusted) slightly lagged the 8.86% gain by its average peer in the Lipper Intermediate Municipal Debt Funds category.3 For the period, the Lehman Brothers Seven Year Municipal Bond Index rose 10.66%, while the Lehman Brothers Municipal Bond Index gained 10.36%.4 (Please see pages 4 through 9 for performance of other share classes.)

3 As defined by Lipper, intermediate municipal debt funds are those that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years. Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper Inc. as falling into the category indicated.
4 Lehman Brothers Seven Year Municipal Bond Index is a total return subset of the Lehman Brothers Municipal Bond Index. It includes maturities of six to eight years.
The Lehman Brothers Municipal Bond Index is a broad-based total return index comprised of more than 46,000 investment-grade, fixed-rate municipal bonds with maturities of at least two years.

Q: How was the fund positioned and how did this positioning contribute to its performance?

A: Solid credit selection and bonds with premium coupon structures aided absolute results. However, in the second half of the fiscal year our relative results were held back by our decision to position the portfolio more defensively. We continued to focus our purchases on issues with maturities between 11 and 15 years, while keeping the fund's duration neutral. We believe the fund will be well positioned when the yield curve normalizes toward its average historical steepness.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary May 31, 2003

Diversification	5/31/03	5/31/02

Revenue Bonds	46%	48%
General Obligation Bonds	42%	38%
US Government Secured	9%	10%
Lease Revenue	3%	4%
	100%	100%

Quality	5/31/03	5/31/02

AAA	72%	74%
AA	12%	13%
A	11%	7%
BBB	4%	5%
BB	1%	-
Not Rated	-	1%
	100%	100%

Effective Maturity	5/31/03	5/31/02

Less than 1 year	8%	8%
1 < 5 years	26%	29%
5 < 10 years	48%	45%
10 < 15 years	18%	18%
	100%	100%

Weighted average effective maturity: 6.5 years and 6.5 years, respectively.

Top Five State Allocations	5/31/03	5/31/02

Texas	13%	14%
Illinois	11%	14%
New York	10%	9%
Michigan	6%	6%
Pennsylvania	5%	4%

Diversification, Quality, Effective Maturity and State Allocations are subject to change.

For more complete details about the fund's investment portfolio, see page 16. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio as of May 31, 2003

	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
Alaska 5.1%
Anchorage, AK, State GO, Series A, 5.5%, 6/1/2017 (b)	3,035,000	3,499,021
North Slope Borough, AK, Other GO:
Series B, Zero Coupon, 6/30/2004 (b) (e)	19,500,000	19,257,420
Series A, Zero Coupon, 6/30/2006 (b)	11,150,000	10,579,678
		33,336,119
Arizona 3.6%
Arizona, School District GO, School Facilities Board Revenue, 5.5%, 7/1/2014	4,000,000	4,667,840
Arizona, Water & Sewer Revenue, Water Quality, Series A, 5.375%, 10/1/2015	2,500,000	2,878,000
Marcia County, School District GO, Unified School District No. 41, Gilbert School:
Zero Coupon, 1/1/2004 (b)	6,000,000	5,963,640
Zero Coupon, 1/1/2006 (b)	2,925,000	2,809,784
Zero Coupon, 7/1/2006 (b)	7,605,000	7,233,344
		23,552,608
Arkansas 0.2%
Rogers, AR, Sales & Special Tax Revenue, 5.35%, 11/1/2011	1,000,000	1,004,780
California 4.7%
California, Electric Revenue, Central Valley Financing Authority, Cogeneration Project, Carson Ice-General Project, 6.0%, 7/1/2009	250,000	255,533
California, Electric Revenue, Department of Water Resources and Power Supply, Series A, 5.875%, 5/1/2016	7,000,000	8,102,500
California, State GO, 5.0%, 10/1/2016	3,000,000	3,245,040
California, Water & Sewer Revenue, Series Y, 5.25%, 12/1/2016 (b)	3,000,000	3,460,410
Foothill, CA, Transportation/Toll Revenue, Eastern Corridor Agency, Series A, ETM, Step-Up Coupon, 0% to 1/1/2005, 7.05% to 1/1/2009	7,275,000	8,235,882
Foothill, CA, Transportation/Toll Revenue, Eastern Corridor Agency, Series A, ETM, 1/1/2005	1,000,000	980,510
Irvine, CA, STP-Tax District, Improvement Bond Act 1915, 1.25%*, 9/2/2024 (c)	300,000	300,000
Long Beach, CA, Sales & Special Tax Revenue, Project Revenue, Aquarium of the Pacific Project, Series A, ETM, 5.75%, 7/1/2005	930,000	977,477
Los Angeles, CA, Port Authority Revenue, Regional Airport Improvement Corp., 1.30%*, 12/1/2025 (c)	500,000	500,000
Los Angeles, CA, School District GO, 5.5%, 7/1/2015	2,000,000	2,377,660
Sacramento, CA, Electric Revenue, Cogeneration Project, Proctor and Gamble Project, 7.0%, 7/1/2004	1,200,000	1,271,964
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Series A, Zero Coupon, 1/15/2012 (b)	825,000	609,815
		30,316,791
Colorado 1.0%
Arapahoe County, Transportation/Toll Revenue, Capital Improvement Trust Fund, Series E-470, Prerefunded, 6.9%, 8/31/2015	300,000	346,836
Colorado, Transportation/Tolls Revenue, Regional Transportation District Sales Tax, Series B, 5.5%, 11/1/2016 (b)	5,000,000	5,833,500
		6,180,336
Connecticut 1.1%
Connecticut, Hospital & Healthcare Revenue, Windham Community Memorial Hospital, Series C, 5.75%, 7/1/2011	2,700,000	2,511,405
Connecticut, State GO, Series A, 5.375%, 4/15/2016	4,000,000	4,605,640
		7,117,045
District of Columbia 2.8%
District of Columbia, GO, Series A, ETM, 5.875%, 6/1/2005 (b)	2,610,000	2,854,139
District of Columbia, Core City GO:
Series B-1, 5.3%, 6/1/2005 (b)	6,000,000	6,481,380
Series A, 5.8%, 6/1/2004 (b)	2,930,000	3,067,007
Series A, 5.875%, 6/1/2005 (b)	1,040,000	1,135,014
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 6.0%, 10/1/2013 (b)	3,630,000	4,498,441
		18,035,981
Georgia 2.5%
Columbus, GA, Water & Sewer Revenue, 5.25%, 5/1/2015 (b) (d)	1,000,000	1,141,140
Forsyth County, School District GO, 6.0%, 2/1/2014	1,000,000	1,194,450
Georgia, Higher Education Revenue, GO, Series D, 5.75%, 10/1/2013	5,000,000	5,910,000
Georgia, State GO, 6.75%, 9/1/2010	5,370,000	6,804,864
Richmond County, County GO, Board of Education, 5.0%, 11/1/2007	1,000,000	1,129,350
		16,179,804
Hawaii 1.2%
Hawaii, State GO, Series CI, 4.75%, 11/1/2008	7,050,000	7,965,513
Illinois 10.8%
Chicago, IL, Core City GO, Capital Appreciation Project, Series A, Step-Up Coupon, 0% to 1/1/2011, 5.30% to 1/1/2016 (b)	1,100,000	863,115
Chicago, IL, Higher Education Revenue, City Colleges, Zero Coupon, 1/1/2014	11,570,000	7,694,976
Chicago, IL, Water & Sewer Revenue, Zero Coupon, 11/1/2011	5,000,000	3,738,600
Hoffman Estates, IL, Project Revenue, Tax Increment Revenue, Zero Coupon, 5/15/2004	2,450,000	2,369,787
Hoffman Estates, IL, Sales & Special Tax Revenue, Zero Coupon, 5/15/2006	8,500,000	7,605,290
Illinois, Pollution Control Revenue, Development Finance Authority, Commonwealth Edison Co., 5.3%, 1/15/2004 (b)	7,500,000	7,696,200
Illinois, Sales & Special Tax Revenue, Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Zero Coupon, 6/15/2004 (b)	10,500,000	10,376,625
Illinois, State GO:
4.6%, 12/1/2005	5,000,000	5,180,200
Series First, Prerefunded, 5.75%, 6/1/2011 (b)	3,000,000	3,596,130
Series First, Prerefunded, 6.0%, 1/1/2012 (b)	3,305,000	3,975,518
Illinois, Transportation/Tolls Revenue, State Toll Highway Authority, Series A, 5.5%, 1/1/2013 (b)	2,200,000	2,619,826
McHenry and Lake Counties, School District (GO) Lease, School District No. 15, 6.125%, 12/1/2003 (b)	85,000	87,125
Rosemont, IL, Core City GO, Series A, Zero Coupon, 12/1/2013 (b)	3,865,000	2,616,296
Rosemont, IL, Other GO, Series A, Zero Coupon, 12/1/2014 (b)	4,000,000	2,568,000
University of Illinois, Higher Education Revenue, AuxiIiary Facilities System:
Series A, 5.5%, 4/1/2015 (b)	3,860,000	4,633,814
Series A, 5.5%, 4/1/2016 (b)	3,580,000	4,300,690
		69,922,192
Indiana 2.2%
Indianapolis, IN, Core City GO, Local Improvements, Series B, 6.0%, 1/10/2013	3,000,000	3,601,290
Indianapolis, IN, State Agency (REV) Lease, Local Improvements, Series D, 6.75%, 2/1/2014	8,000,000	10,161,920
Purdue University, Student Loans Revenue, Student Fee Service, Series B, Prerefunded, 6.7%, 7/1/2015	250,000	279,343
		14,042,553
Iowa 0.4%
Iowa, Hospital & Healthcare Revenue, Finance Authority, 6.5%, 2/15/2007	2,000,000	2,273,180
Kansas 0.4%
Johnson County, School District GO, Unified School District No. 231, Series A, 5.25%, 10/1/2014	2,220,000	2,632,321
Kentucky 1.1%
Breckinridge County, County (GO) Lease, Series A, 1.30%*, 2/1/2032 (c)	4,500,000	4,500,000
Kentucky, State (REV) Lease, State Property and Buildings Commission Revenue, Project No. 68, Prerefunded, 5.75%, 10/1/2012	2,000,000	2,416,000
Lexington-Fayette, Project Revenue, University of Kentucky Alumni Association, Inc. Project, Prerefunded, 6.5%, 11/1/2009 (b)	300,000	328,815
		7,244,815
Louisiana 1.2%
Louisiana, Sales & Special Tax Revenue, Regional Transportation Authority, Series A, 7.95%, 12/1/2013 (b)	2,815,000	3,947,165
Louisiana, Transportation/Tolls Revenue, Offshore Term Authority Deepwater Port, Series A, 1.30%*, 9/1/2014 (c)	2,100,000	2,100,000
Orleans, LA, Sales & Special Tax Revenue, Levee District Improvement Project, 5.95%, 11/1/2014	1,535,000	1,741,120
		7,788,285
Maine 0.0%
Maine, Health and Higher Educational Facilities Revenue:
Series B, ETM, 6.3%, 7/1/2004	135,000	142,656
Series B, Prerefunded, 6.5%, 7/1/2006	100,000	107,864
		250,520
Maryland 0.9%
Maryland, State GO, Series A, 5.5%, 3/1/2017	4,765,000	5,812,585
Massachusetts 1.9%
Massachusetts, Pollution Control Revenue, Industrial Development Authority, Tampa Electric Co., Series A, Prerefunded, 6.2%, 2/1/2010	35,000	36,915
Massachusetts, Special Assessment Revenue, Bay Transportation Authority, Series A, 5.75%, 7/1/2015	1,000,000	1,168,090
Massachusetts, State GO:
Series D, 5.5%, 11/1/2015 (b)	1,000,000	1,207,320
Series B, 5.75%, 6/1/2009	8,340,000	9,806,589
Series C, Prerefunded, 5.75%, 10/1/2015	250,000	302,000
Massachusetts, State GO, Bay Transportation Authority, 6.5%, 3/1/2004	5,000	5,204
Massachusetts, Water & Sewer Revenue, Pollution Control Revenue, Water Pollution Abatement Trust, Series A, 6.2%, 2/1/2010	10,000	10,538
		12,536,656
Michigan 6.4%
Brighton, MI, School District GO, Series II, Zero Coupon, 5/1/2016 (b)	5,000,000	2,967,250
Detroit, MI, GO, Series A, Prerefunded, 6.7%, 4/1/2010	300,000	333,360
Detroit, MI, Core City GO:
Series B, 5.875%, 4/1/2013 (b)	2,410,000	2,851,633
Series B, 5.875%, 4/1/2014 (b)	2,555,000	3,012,805
Detroit, MI, State GO, Series A-1, 5.375%, 4/1/2016 (b)	2,000,000	2,272,720
Grand Rapids, MI, Sales & Special Tax Revenue, Downtown Development Authority, 6.2%, 6/1/2004 (b)	175,000	183,916
Hartland, MI, School District GO, 5.375%, 5/1/2014	3,295,000	3,788,789
Michigan, Hospital & Healthcare Revenue, Hospital Finance Authority, Gratiot Community Hospital, 6.1%, 10/1/2007	300,000	315,285
Michigan, Hospital & Healthcare Revenue, Hospital Finance Authority, Mercy Mt. Clemens, Series A, 6.0%, 5/15/2014 (b)	3,000,000	3,457,770
Michigan, Sales & Special Tax Revenue, State Trunk Line, Series A, 5.5%, 11/1/2014	3,000,000	3,503,970
Michigan, State Agency (GO) Lease, State Building Authority, Series I, 6.5%, 10/1/2004	160,000	171,414
Michigan, State Agency (REV) Lease, Municipal Bond Authority, Series A, Zero Coupon, 6/15/2006 (b)	4,750,000	4,516,395
Michigan, Water & Sewer Revenue, Municipal Bond Authority, 5.375%, 10/1/2016	6,670,000	7,747,805
Romulus Township, MI, School District, Series II, Prerefunded, Zero Coupon, 5/1/2022 (b)	12,400,000	4,219,224
Walled Lake, MI, School District GO, 5.75%, 5/1/2013	2,000,000	2,338,580
		41,680,916
Mississippi 0.5%
Rankin County, School District GO, 5.25%, 2/1/2015 (b)	2,845,000	3,340,855
Missouri 1.3%
Missouri, Hospital & Healthcare Revenue, Health and Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	3,200,000	3,871,104
Missouri, Hospital & Healthcare Revenue, Lake Of The Ozarks General Hospital, 6.0%, 2/15/2006	300,000	325,143
Missouri, Water & Sewer Revenue, State Revolving Funds Project, Series C, 5.375%, 7/1/2015	3,495,000	4,172,401
		8,368,648
Nebraska 0.3%
Omaha, NE, School District GO, Series A, 6.5%, 12/1/2013	1,500,000	1,947,015
Nevada 1.3%
Clark County, School District GO, Building and Renovation, Series B, 6.5%, 6/15/2007 (b)	7,000,000	8,246,630
New Hampshire 0.2%
New Hampshire, Senior Care Revenue, Higher Educational and Health Facilities Revenue, Catholic Charities, Series A, 5.75%, 8/1/2011	1,300,000	1,328,977
New Jersey 2.1%
New Jersey, Transportation Trust Fund, Series B, ETM, 6.5%, 6/15/2011 (b)	85,000	107,687
New Jersey, Sales & Special Tax Revenue, Transportation Trust Fund, Series B, 6.5%, 6/15/2011 (b)	140,000	175,301
New Jersey, Special Assessment Revenue, Tobacco Settlement Financing Corp, 5.75%, 6/1/2016	7,000,000	6,617,170
New Jersey, Transportation/Tolls Revenue, Federal Transportation Administration Grants:
Series B, 5.75%, 9/15/2013 (b)	2,760,000	3,249,679
Series B, 6.0%, 9/15/2015 (b)	500,000	596,115
New Jersey, Transportation/Tolls Revenue, State Highway Authority, Garden State Parkway, 5.5%, 1/1/2014 (b)	2,630,000	3,147,242
		13,893,194
New York 10.3%
Long Island, NY, Electric Revenue, Power Authority, Series B, 5.25%, 12/1/2014	4,000,000	4,459,360
Nassau County, County GO, Series E, 7.0%, 3/1/2004	1,000,000	1,040,270
New York, Higher Education Revenue, University Adult Facilities, Series B, 5.75%, 5/15/2013	1,400,000	1,693,216
New York, Hospital & Healthcare Revenue, Medical Care Facilities Finance Agency, Series C, 5.95%, 8/15/2009	1,320,000	1,347,205
New York, Sales & Special Tax Revenue, Thruway Authority, Series A, 5.5%, 3/15/2015	3,365,000	3,916,019
New York, State (GO) Lease, Metropolitan Transportation Authority, Transit Facilities Revenue, Series O, ETM, 5.75%, 7/1/2007	1,975,000	2,282,231
New York, State Agency (GO) Lease, Urban Development Corporation, Onondaga County Convention Center, 6.0%, 1/1/2005	1,535,000	1,643,478
New York, Transportation/Tolls Revenue, Metropolitan Transportation Authority, Series A, 5.5%, 11/15/2014 (b)	5,000,000	6,114,650
New York, Transportation/Tolls Revenue, Thruway Authority Service Contract, Local Highway and Bridge Project, 5.5%, 4/1/2011 (b)	2,500,000	2,915,800
New York City, NY, Sales & Special Tax Revenue, Transitional Finance Authority, Series 3 F, 1.30%*, 11/1/2022 (c)	300,000	300,000
New York, NY, Core City GO:
Series B, 5.75%, 8/1/2015	5,000,000	5,602,650
Series I, 6.25%, 4/15/2006	1,000,000	1,118,050
Series C-1, 6.3%, 8/1/2003 (b)	20,000	20,169
Series D, 6.5%, 2/15/2005	1,315,000	1,421,252
Series B, 6.75%, 8/15/2003	13,000,000	13,145,210
Series G, 6.75%, 2/1/2009	5,000,000	5,953,350
Series A, 7.0%, 8/1/2004	7,650,000	8,133,710
Series B, 7.25%, 8/15/2007	2,900,000	3,442,387
New York, NY, Sports, Expo & Entertainment Revenue, City Industrial Development Agency, USTA National Tennis Center Project, 6.1%, 11/15/2004	200,000	214,064
Triborough Bridge & Tunnel Authority, Transportation/Tolls Revenue, 5.25%, 11/15/2015	2,000,000	2,358,700
		67,121,771
North Carolina 1.1%
North Carolina, Electric Revenue, Municipal Power Agency No. 1 Catawba Electric, 7.25%, 1/1/2007 (b)	5,000,000	5,923,950
North Carolina, Electric Revenue, Power Agency, Series F, 5.5%, 1/1/2016	1,000,000	1,061,920
		6,985,870
Ohio 1.0%
Franklin County, Hospital & Healthcare Revenue, Ohio Presbyterian Services:
5.15%, 7/1/2007	1,000,000	1,055,460
5.4%, 7/1/2010	1,000,000	1,044,040
Ohio, Higher Education Revenue, University of Findlay Project, 5.75%, 9/1/2007	375,000	397,571
Ohio, Industrial Development Revenue, Building Authority, Adult Correction Facilities, Series A, 5.5%, 10/1/2013	1,140,000	1,329,559
Ohio, Water & Sewer Revenue, Water Development Authority, Pure Water Improvement Project:
Series B, 5.5%, 6/1/2015 (b)	2,280,000	2,749,908
5.75%, 12/1/2003 (b)	5,000	5,118
		6,581,656
Oklahoma 0.2%
Oklahoma, Hospital & Healthcare Revenue, Valley View Hospital Authority, 5.75%, 8/15/2006	195,000	209,717
Tulsa, OK, Industrial Authority Revenue, Series A, 1.35%*, 7/1/2032 (c)	1,100,000	1,100,000
		1,309,717
Oregon 2.1%
Multnomah County, School District GO, Series E, 5.625%, 6/15/2013	1,645,000	1,929,157
Oregon, Administrative Services Lottery, Series A, 5.0%, 4/1/2016	2,000,000	2,231,840
Oregon, Sales & Special Tax Revenue, Department Administrative Services, Lottery Revenue, Series B, 5.75%, 4/1/2013	4,000,000	4,651,040
Washington & Clackamas Counties, School District GO, 5.375%, 6/15/2017 (b)	4,000,000	4,575,280
		13,387,317
Pennsylvania 5.1%
Allegheny County, Airport Revenue, San Authority, 5.375%, 12/1/2015 (b)	3,370,000	3,900,768
Allegheny County, Hospital & Healthcare Revenue, Magee-Women's Hospital, 6.25%, 10/1/2008 (b)	300,000	307,275
Armstrong County, Hospital & Healthcare Revenue, St. Frances Medical Center Project, Series A, 6.2%, 6/1/2003 (b)	3,090,000	3,090,433
Delaware County, County GO, 5.125%, 10/1/2014	4,200,000	4,742,388
Pennsylvania, Higher Education Revenue, Higher Educational Facilities Authority, Ursinus College Project, 5.5%, 1/1/2007	265,000	294,362
Pennsylvania, School District GO, 5.375%, 5/15/2016	1,100,000	1,266,089
Pennsylvania, State GO, Series First, 6.0%, 1/15/2013 (e)	5,500,000	6,522,340
Philadelphia, PA, School District GO:
Series C, 5.75%, 3/1/2011 (b)	500,000	586,530
Series C, 5.875%, 3/1/2013 (b)	1,000,000	1,170,510
Pittsburgh, PA, School District GO, 5.25%, 9/1/2009	2,000,000	2,327,160
Pittsburgh, PA, State GO, Series A, 5.5%, 9/1/2015	5,000,000	6,047,550
Scranton and Lackawanna, PA, Hospital & Healthcare Revenue, Health and Welfare Authority, Community Medical Center Project, 5.5%, 7/1/2008 (b)	2,725,000	3,126,420
		33,381,825
South Carolina 1.6%
South Carolina, Hospital & Healthcare Revenue, Franciscan Sisters of the Poor Health System, ETM, 6.375%, 7/1/2004	1,215,000	1,243,127
South Carolina, Water & Sewer Revenue, Grand Strand Water and Sewer Authority:
5.375%, 6/1/2015	3,705,000	4,298,022
5.375%, 6/1/2016	3,900,000	4,494,672
		10,035,821
Tennessee 2.6%
Blount County, Project Revenue, Public Building Authority, Series A-5-B, 1.30%*, 6/1/2028 (c)	900,000	900,000
Johnson City, TN, Hospital & Healthcare Revenue, Medical Center Hospital, ETM, 5.5%, 7/1/2013 (b)	3,305,000	3,919,730
Memphis and Shelby Counties, Sports, Expo & Entertainment Revenue, Sports Authority Memphis Arena Project, Series A, 5.5%, 11/1/2015 (b)	3,545,000	4,148,430
Nashville and Davidson Counties, Electric Revenue, Series B, 5.5%, 5/15/2014	3,535,000	4,250,661
Nashville and Davidson Counties, Water & Sewer Revenue, Series B, 5.25%, 1/1/2013 (b)	3,310,000	3,879,684
		17,098,505
Texas 13.2%
Austin, TX, Electric Revenue, Zero Coupon, 11/15/2009 (b)	5,775,000	4,801,220
Austin, TX, Water & Sewer Revenue, 5.75%, 5/15/2014 (b)	2,800,000	3,264,996
Brownsville, TX, Electric Revenue, 6.25%, 9/1/2014 (b)	6,500,000	8,167,640
Denison, TX, Hospital & Healthcare Revenue, Texoma Medical Center, Inc. Project, 6.125%, 8/15/2012	1,000,000	981,580
Harris County, County GO, Series A, Zero Coupon, 8/15/2006 (b)	3,915,000	3,704,021
Houston, TX, Water & Sewer Revenue:
Series A, 5.5%, 12/1/2015	8,250,000	9,551,025
Series B, 5.75%, 12/1/2016 (b)	1,000,000	1,187,230
Houston, TX, Water & Sewer Revenue, Water Conveyance Systems Contract, Series J, 6.25%, 12/15/2013 (b)	2,500,000	3,135,850
North East, TX, School District GO, 6.0%, 2/1/2015	4,575,000	5,374,664
Plano, TX, School District GO, 5.25%, 2/15/2014	4,625,000	5,238,553
Richardson, TX, Hospital Authority, Richardson Medical Center, Prerefunded, 6.5%, 12/1/2012	755,000	785,593
Richardson, TX, Hospital & Healthcare Revenue, Hospital Authority, Richardson Medical Center, Series 1993, 6.5%, 12/1/2012	1,205,000	1,242,560
Texas, Municipal Power Agency:
Zero Coupon, 9/1/2007 (b)	7,933,000	7,219,903
ETM, Zero Coupon, 9/1/2007 (b)	452,000	414,674
Zero Coupon, 9/1/2014 (b)	1,780,000	1,152,550
ETM, Zero Coupon, 9/1/2014 (b)	20,000	13,036
Texas, Electric Revenue, Lower Colorado River Authority, Series A, 5.875%, 5/15/2014	2,500,000	2,922,325
Texas, Electric Revenue, Texas Electric Co. Project, Series A, 5.5%, 5/1/2022	2,000,000	2,045,460
Texas, Water & Sewer Revenue, 5.375%, 3/1/2015 (b)	3,710,000	4,328,791
Texas, Water & Sewer Revenue, State Revolving Funds Project:
Series A, 5.625%, 7/15/2013	2,290,000	2,663,385
Series B, 5.75%, 7/15/2013	3,000,000	3,480,510
Series B, 5.75%, 7/15/2014	3,555,000	4,119,783
Travis County, Hospital & Healthcare Revenue, Ascension Health Credit:
Series A, 5.75%, 11/15/2007 (b)	2,000,000	2,295,800
Series A, 5.75%, 11/15/2010 (b)	1,000,000	1,161,830
Series A, 6.25%, 11/15/2013 (b)	5,000,000	6,188,450
Waxahachie, TX, Independent School District, ETM, Zero Coupon, 8/15/2009	150,000	126,372
Waxahachie, TX, School District GO, Independent School District, Zero Coupon, 8/15/2009	250,000	209,463
		85,777,264
Utah 1.4%
Utah, Electric Revenue, Intermountain Power Agency: Series B, ETM, 6.25%, 7/1/2006 (b)	5,060,000	5,792,840
Series B, 6.25%, 7/1/2006 (b)	2,940,000	3,359,097
		9,151,937
Virgin Islands 0.3%
Virgin Islands, Electric Revenue, Water and Power Authority, 5.25%, 7/1/2009	2,000,000	2,161,480
Washington 4.1%
Douglas County, School District GO, School District No. 206, Eastmont, 5.75%, 12/1/2013 (b)	2,000,000	2,354,020
King and Snohomish Counties, County GO, 5.75%, 12/1/2015 (b)	8,000,000	9,485,040
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 2:
Series A, 5.25%, 7/1/2008	3,000,000	3,179,070
Series A, 5.8%, 7/1/2007	2,120,000	2,424,220
Series A, 6.3%, 7/1/2012	1,000,000	1,231,180
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 3, Series B, Zero Coupon, 7/1/2004 (b)	8,000,000	7,888,160
		26,561,690
West Virginia 0.5%
West Virginia, Transportation/Tolls Revenue, 5.25%, 5/15/2015 (b)	2,940,000	3,465,966
Wisconsin 3.3%
Wisconsin, Hospital & Healthcare Revenue, Mercy Health System Corp.:
6.0%, 8/15/2005 (b)	1,400,000	1,535,058
6.125%, 8/15/2006 (b)	1,480,000	1,677,684
6.25%, 8/15/2007 (b)	1,000,000	1,160,370
Wisconsin, Hospital & Healthcare Revenue, Wheaton Franciscan Service, Inc., 5.8%, 8/15/2004 (b)	1,675,000	1,763,892
Wisconsin, Special Assessment Revenue, 6.0%, 6/1/2017	2,000,000	1,885,320
Wisconsin, State GO:
Series C, 5.25%, 5/1/2016 (b)	7,705,000	8,733,309
Series D, Prerefunded, 5.75%, 5/1/2015	4,000,000	4,822,760
		21,578,393
Total Investment Portfolio - 100.0% (Cost $588,220,726) (a)		649,597,531

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of May 31, 2003.
(a) The cost for federal income tax purposes was $587,124,260. At May 31, 2003, net unrealized appreciation for all securities based on tax cost was $62,473,271. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $63,306,076 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $832,805.
(b) Bond is insured by one of these companies:
AMBAC	AMBAC Assurance Corp.
Capital Guaranty
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance

At May 31, 2003, insurance concentrations greater than 10% of the total Investment Portfolio were MBIA (16%), AMBAC (14%) and FGIC (12%).

(c) Security incorporates a letter of credit or line of credit from a major bank.
(d) When-issued or forward delivery security (see Notes to Financial Statements).
(e) At May 31, 2003, these securities have been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow by a Trustee and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

At May 31, 2003, open futures contracts sold short were as follows:
Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
US Treasury Bond 5 Year	9/19/2003	290	33,441,151	33,549,375	(108,224)
Total net unrealized depreciation on open futures contracts					(108,224)

At May 31, 2003, open interest rate swaps were as follows:
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Net Unrealized Depreciation ($)
11/13/2003 11/13/2008	12,000,000+	Fixed - 3.264%	Floating - LIBOR	(206,400)
Total unrealized depreciation on open interest rate swaps				(206,400)

Counterparty:
+ Merrill Lynch Capital Services, Inc.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of May 31, 2003
Assets
Investments in securities, at value (cost $588,220,726)	$ 649,597,531
Cash	217,156
Receivable for investments sold	1,505,000
Interest receivable	7,825,072
Receivable for Fund shares sold	1,310,190
Receivable for daily variation margin on open futures contracts	9,063
Total assets	660,464,012
Liabilities
Payable for investments purchased	3,274,110
Payable for when-issued and forward delivery securities	1,057,740
Dividends payable	356,225
Payable for Fund shares redeemed	411,585
Unrealized depreciation on interest rate swaps	206,400
Accrued management fee	288,614
Other accrued expenses and payables	106,230
Total liabilities	5,700,904
Net assets, at value	$ 654,763,108
Net Assets
Net assets consist of: Undistributed net investment income	149,081
Net unrealized appreciation (depreciation) on: Investments	61,376,805
Futures	(108,224)
Interest rate swaps	(206,400)
Accumulated net realized gain (loss)	712,261
Paid-in capital	592,839,585
Net assets, at value	$ 654,763,108

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of May 31, 2003 (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($69,878,214 / 5,918,868 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.81
Maximum offering price per share (100 / 97.25 of $11.81)	$ 12.14
Class B
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($11,236,162 / 951,271 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 11.81
Class C
Net Asset Value and redemption price (subject to contingent deferred sales charge) per share ($11,062,693 / 937,230 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 11.80
Maximum offering price per share (100 / 99 of $11.80)	$ 11.92
Class AARP Net Asset Value, offering and redemption price per share ($6,251,833 / 529,041 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.82
Class S Net Asset Value, offering and redemption price per share ($556,334,206 / 47,100,632 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.81

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended May 31, 2003
Investment Income
Income: Interest	$ 31,038,972
Expenses: Management fee	3,379,154
Administrative fee	975,421
Distribution service fees	266,536
Trustees' fees and expenses	16,959
Other	17,866
Total expenses, before expense reductions	4,655,936
Expense reductions	(2,475)
Total expenses, after expense reductions	4,653,461
Net investment income	26,385,511
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	3,627,566
Interest rate swaps	(1,197,700)
Futures	(1,761,065)
668,801
Net unrealized appreciation (depreciation) during the period on: Investments	27,641,253
Futures	(108,224)
Interest rate swaps	(206,400)
27,326,629
Net gain (loss) on investment transactions	27,995,430
Net increase (decrease) in net assets resulting from operations	$ 54,380,941

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Years Ended May 31,
	2003	2002
Operations: Net investment income	$ 26,385,511	$ 26,903,379
Net realized gain (loss) on investment transactions	668,801	5,000,752
Net unrealized appreciation (depreciation) on investment transactions during the period	27,326,629	2,123,176
Net increase (decrease) in net assets resulting from operations	54,380,941	34,027,307
Distributions to shareholders from: Net investment income: Class A	(1,863,115)	(823,849)
Class B	(268,851)	(160,358)
Class C	(249,328)	(83,026)
Class AARP	(190,937)	(94,463)
Class S	(23,615,446)	(25,597,331)
Net realized gains: Class A	(221,080)	-
Class B	(37,355)	-
Class C	(37,696)	-
Class AARP	(20,460)	-
Class S	(2,431,960)	-
Fund share transactions: Proceeds from shares sold	151,081,629	121,670,578
Net assets acquired in tax-free reorganization	-	20,264,507
Reinvestment of distributions	18,906,473	17,986,309
Cost of shares redeemed	(161,269,834)	(139,349,624)
Net increase (decrease) in net assets from Fund share transactions	8,718,268	20,571,770
Increase (decrease) in net assets	34,162,981	27,840,050
Net assets at beginning of period	620,600,127	592,760,077
Net assets at end of period (undistributed net investment income of $149,081 and $132,306, respectively)	$ 654,763,108	$ 620,600,127

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A
Years Ended May 31,	2003	2002[a]
Selected Per Share Data
Net asset value, beginning of period	$ 11.34	$ 11.26
Income from investment operations: Net investment income	.45	.46
Net realized and unrealized gain (loss) on investment transactions	.52	.08
Total from investment operations	.97	.54
Less distributions from: Net investment income	(.45)	(.46)
Net realized gains on investment transactions	(.05)	-
Total distributions	(.50)	(.46)
Net asset value, end of period	$ 11.81	$ 11.34
Total Return (%)[b]	8.78	4.83**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	70	30
Ratio of expenses (%)	.93	.92*
Ratio of net investment income (%)	3.96	4.19*
Portfolio turnover rate (%)	13	18
[a] For the period from June 11, 2001 (commencement of sales of Class A shares) to May 31, 2002. [b] Total return does not reflect the effect of any sales charges. * Annualized ** Not annualized

Class B
Years Ended May 31,	2003	2002[a]
Selected Per Share Data
Net asset value, beginning of period	$ 11.35	$ 11.26
Income from investment operations: Net investment income	.36	.37
Net realized and unrealized gain (loss) on investment transactions	.51	.09
Total from investment operations	.87	.46
Less distributions from: Net investment income	(.36)	(.37)
Net realized gains on investment transactions	(.05)	-
Total distributions	(.41)	(.37)
Net asset value, end of period	$ 11.81	$ 11.35
Total Return (%)[b]	7.88	4.02**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	11	6
Ratio of expenses (%)	1.75	1.74*
Ratio of net investment income (%)	3.14	3.37*
Portfolio turnover rate (%)	13	18
[a] For the period from June 11, 2001 (commencement of sales of Class B shares) to May 31, 2002. [b] Total return does not reflect the effect of any sales charges. * Annualized ** Not annualized

Class C
Years Ended May 31,	2003	2002[a]
Selected Per Share Data
Net asset value, beginning of period	$ 11.34	$ 11.26
Income from investment operations: Net investment income	.36	.37
Net realized and unrealized gain (loss) on investment transactions	.51	.08
Total from investment operations	.87	.45
Less distributions from: Net investment income	(.36)	(.37)
Net realized gains on investment transactions	(.05)	-
Total distributions	(.41)	(.37)
Net asset value, end of period	$ 11.80	$ 11.34
Total Return (%)[b]	7.82	4.06**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	11	4
Ratio of expenses (%)	1.72	1.72*
Ratio of net investment income (%)	3.17	3.39*
Portfolio turnover rate (%)	13	18
[a] For the period from June 11, 2001 (commencement of sales of Class C shares) to May 31, 2002. [b] Total return does not reflect the effect of any sales charges. * Annualized ** Not annualized

Class AARP
Years Ended May 31,	2003	2002[a]	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.35	$ 11.22	$ 10.93
Income from investment operations: Net investment income	.48	.50	.34
Net realized and unrealized gain (loss) on investment transactions	.52	.13	.29
Total from investment operations	1.00	.63	.63
Less distributions from: Net investment income	(.48)	(.50)	(.34)
Net realized gains on investment transactions	(.05)	-	-
Total distributions	(.53)	(.50)	(.34)
Net asset value, end of period	$ 11.82	$ 11.35	$ 11.22
Total Return (%)	9.03	5.71	5.84**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	3	1
Ratio of expenses (%)	.69	.68	.73*
Ratio of net investment income (%)	4.20	4.42	4.64*
Portfolio turnover rate (%)	13	18	21
[a] As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended May 31, 2002 was to increase net investment income per share by $.003, decrease net realized and unrealized gain (loss) per share by $.003, and increase the ratio of net investment income to average net assets from 4.39% to 4.42%. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change in presentation.
[b] For the period from October 2, 2000 (commencement of sales of Class AARP shares) to May 31, 2001.
* Annualized
** Not annualized

Class S
Years Ended May 31,	2003	2002[a]	2001	2000	1999[b]	1998[c]
Selected Per Share Data
Net asset value, beginning of period	$ 11.35	$ 11.22	$ 10.68	$ 11.26	$ 11.48	$ 11.41
Income from investment operations:
Net investment income	.48	.50	.52	.52	.21	.52
Net realized and unrealized gain (loss) on investment transactions	.51	.13	.54	(.54)	(.21)	.11
Total from investment operations	.99	.63	1.06	(.02)	-	.63
Less distributions from:
Net investment income	(.48)	(.50)	(.52)	(.52)	(.21)	(.52)
Net realized gains on investment transactions	(.05)	-	-	(.04)	(.01)	(.04)
Total distributions	(.53)	(.50)	(.52)	(.56)	(.22)	(.56)
Net asset value, end of period	$ 11.81	$ 11.35	$ 11.22	$ 10.68	$ 11.26	$ 11.48
Total Return (%)	8.92	5.74	10.07	(.20)	(.02)**	5.58
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	556	578	591	522	643	678
Ratio of expenses before expense reductions (%)	.69	.68	.73	.74[d]	.72*	.72
Ratio of expenses after expense reductions (%)	.69	.68	.73	.73[d]	.72*	.72
Ratio of net investment income (%)	4.20	4.42	4.67	4.77	4.49*	4.51
Portfolio turnover rate (%)	13	18	21	21	13*	11
[a] As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended May 31, 2002 was to increase net investment income per share by $.003, decrease net realized and unrealized gain (loss) per share by $.003, and increase the ratio of net investment income to average net assets from 4.39% to 4.42%. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change in presentation.
[b] For the five months ended May 31, 1999. On August 10, 1998, the Fund changed the fiscal year end from December 31 to May 31.
[c] For the year ended December 31.
[d] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .72% and .72%, respectively.
* Annualized
** Not annualized

Notes to Financial Statements

A. Significant Accounting Policies

Scudder Medium Term Tax-Free Fund (the "Fund") is a diversified series of Scudder Tax Free Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors subject to an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Prior to February 3, 2003, Class C shares were offered without an initial sales charge. Class C shares do not convert into another class. Shares of Class AARP are designed for members of AARP. Class S shares of the Fund are generally not available to new investors. Class AARP and S shares are not subject to initial or contingent deferred sales charges.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, administrative fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund, whose valuations are intended to reflect the mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the average of the means based on the most recent bid and asked quotations or evaluated prices obtained from two broker dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value, as determined in accordance with procedures approved by the Trustees.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund may enter into futures contracts as a hedge against anticipated interest rate, currency, or equity market changes, and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Swap Agreements. The Fund may enter into swap agreements. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. Commencing after the effective date, cash payments are exchanged at specified intervals. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When entering into a closing transaction, the Fund will realize a gain or loss. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for both hedging and non-hedging purposes. For hedging purposes, the Fund may use swaps to reduce exposure to interest rate fluctuations. For non-hedging purposes, the Fund may use swaps to take advantage of future changes in interest rates.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

From November 1, 2002 through May 31, 2003, the Fund incurred approximately $624,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending May 31, 2004.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts, securities sold at a loss and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At May 31, 2003, the Fund's components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed tax exempt income	$ 505,306
Undistributed net long-term capital gains	$ 147,455
Capital loss carryforwards	$ -
Net unrealized appreciation (depreciation) on investments	$ 62,473,271

In addition, during the years ended May 31, 2003 and May 31, 2002, the tax character of distributions paid to shareholders by the Fund are summarized as follows:

	2003	2002
Distributions from tax-exempt income	$ 26,187,677	$ 26,759,027
Distributions from long-term capital gains	$ 2,748,551	$ -

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Purchases and Sales of Securities

During the year ended May 31, 2003, purchases and sales of investment securities (excluding short-term investments) aggregated $85,785,245 and $80,782,329, respectively.

C. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.55% of the first $250,000,000 of the Fund's average daily net assets, 0.52% of the next $750,000,000 of such net assets, 0.49% of the next $1,500,000,000 of such net assets, 0.47% of the next $2,500,000,000 of such net assets, 0.45% of the next $2,500,000,000 of such net assets, 0.43% of the next $2,500,000,000 of such net assets, 0.41% of the next $2,500,000,000 of such net assets and 0.40% of such net assets in excess of $12,500,000,000, computed and accrued daily and payable monthly. Accordingly, for the year ended May 31, 2003, the fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.53% of the Fund's average daily net assets.

Administrative Fee. Under the Administrative Agreement (the "Administrative Agreement"), the Advisor provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its Management Agreement with the Fund, as described above) in exchange for the payment by each class of the Fund of an administrative services fee (the "Administrative Fee") of 0.175%, 0.225%, 0.200%, 0.15% and 0.15% of the average daily net assets for Class A, B, C, AARP and S shares, respectively, computed and accrued daily and payable monthly.

Various third-party service providers, some of which are affiliated with the Advisor, provide certain services to the Fund under the Administrative Agreement. Scudder Fund Accounting Corporation, a subsidiary of the Advisor, computes the net asset value for the Fund and maintains the accounting records of the Fund. Scudder Investments Service Company, an affiliate of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class A, B and C shares of the Fund. Scudder Service Corporation, also a subsidiary of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class AARP and S shares of the Fund. These affiliated entities have in turn entered into various agreements with third-party service providers to provide these services. In addition, other service providers, not affiliated with the Advisor, provide certain services (i.e., custody, legal and audit) to the Fund under the Administrative Agreement. The Advisor pays the service providers for the provision of their services to the Fund and pays other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of the Fund will not be borne by the Advisor under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the year ended May 31, 2003, the Administrative Fee was as follows:

Administrative Fee	Total Aggregated	Unpaid at May 31, 2003
Class A	$ 82,932	$ 9,125
Class B	19,436	2,077
Class C	15,893	1,750
Class AARP	6,865	722
Class S	850,295	67,489
	$ 975,421	$ 81,163

The Administrative Agreement between the Advisor and the Fund will terminate effective September 30, 2003 and the Fund will directly bear the cost of those expenses formerly covered under the Administrative Agreement. Effective October 1, 2003 through September 30, 2005, the Advisor has agreed to contractually waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses of each class at 0.80%, for Class A, B, C, AARP, and S shares, respectively (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, trustee and trustee counsel fees).

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the year ended May 31, 2003 the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at May 31, 2003
Class B	$ 64,787	$ 7,101
Class C	59,597	6,758
	$ 124,384	$ 13,859

In addition SDI provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended May 31, 2003, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at May 31, 2003	Effective Rate
Class A	$ 103,074	$ 6,191.22%
Class B	20,398	1,585.24%
Class C	18,680	1,626.24%
	$ 142,152	$ 9,402

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Class A, B and C shares. Underwriting commissions paid to SDI in connection with the distribution of Class A and C shares for the year ended May 31, 2003 aggregated $36,405 and $38, respectively.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the year ended May 31, 2003, the CDSC for Class B and C shares aggregated $33,459 and $20,942, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the year ended May 31, 2003 SDI received $5,946.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Other Related Parties. AARP through its affiliates monitors and approves the AARP Investment Program from the Advisor. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% of the first $6,000,000,000 of net assets, 0.06% of the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

D. Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended May 31, 2003, pursuant to the Administrative Agreement, the Administrative Fee was reduced by $2,475 for custodian credits earned.

E. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Year Ended May 31, 2003		Year Ended May 31, 2002
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	4,569,735	$ 53,008,649	1,900,456*	$ 21,559,415*
Class B	621,567	7,178,896	207,158*	2,343,269*
Class C	932,515	10,790,401	323,873*	3,653,724*
Class AARP	345,950	4,000,467	217,530	2,470,913
Class S	6,589,182	76,103,216	8,102,771	91,643,257
		$ 151,081,629		$ 121,670,578
Shares issued in tax-free reorganization
Class A	-	-	1,294,292	$ 14,573,330
Class B	-	-	407,864	4,592,594
Class C	-	-	97,563	1,098,583
		-		$ 20,264,507
Shares issued to shareholders in reinvestment of distributions
Class A	107,731	$ 1,244,443	45,025*	$ 509,884*
Class B	15,680	181,138	9,165*	103,835*
Class C	13,559	156,693	4,098*	46,392*
Class AARP	13,902	160,812	6,746	76,417
Class S	1,485,775	17,163,387	1,522,546	17,249,781
		$ 18,906,473		$ 17,986,309
Shares redeemed
Class A	(1,364,595)	$ (15,857,790)	(633,776)*	$ (7,203,731)*
Class B	(180,873)	(2,096,431)	(129,290)*	(1,468,504)*
Class C	(395,284)	(4,574,555)	(39,094)*	(446,278)*
Class AARP	(108,982)	(1,262,288)	(59,498)	(673,414)
Class S	(11,897,597)	(137,478,770)	(11,434,968)	(129,557,697)
		$ (161,269,834)		$ (139,349,624)
Net increase (decrease)
Class A	3,312,871	$ 38,395,302	2,605,997*	$ 29,438,898*
Class B	456,374	5,263,603	494,897*	5,571,194*
Class C	550,790	6,372,539	386,440*	4,352,421*
Class AARP	250,870	2,898,991	164,778	1,873,916
Class S	(3,822,640)	(44,212,167)	(1,809,651)	(20,664,659)
		$ 8,718,268		$ 20,571,770

* For the period from June 11, 2001 (commencement of sales of Class A, B and C shares) to May 31, 2002.

G. Acquisition of Assets

On June 8, 2001, the Fund acquired all of the net assets of Kemper Intermediate Municipal Bond Fund pursuant to a plan of reorganization approved by shareholders on May 24, 2001. The acquisition was accomplished by a tax-free exchange of 1,294,292 Class A shares, 407,864 Class B shares and 97,563 Class C shares of the Fund, respectively, for 1,430,620 Class A shares, 450,913 Class B shares and 107,839 Class C shares of Kemper Intermediate Municipal Bond Fund, respectively, outstanding on June 8, 2001. Kemper Intermediate Municipal Bond Fund's net assets at that date ($20,264,507), including $905,896 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $593,892,547. The combined net assets of the Fund immediately following the acquisition were $614,157,054.

Report of Independent Auditors

To the Trustees of Scudder Tax-Free Trust and the Shareholders of Scudder Medium Term Tax-Free Fund:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Scudder Medium Term Tax-Free Fund (the "Fund") at May 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts PricewaterhouseCoopers LLP
July 18, 2003

Tax Information (Unaudited)

The Fund paid distributions of $0.05 per share from net long-term capital gains during its year ended May 31, 2003, of which 100% represents 20% rate gains.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $1,242,000 as capital gain dividends for its year end May 31, 2003, of which 100% represents 20% rate gains.

Of the dividends paid from net investment income for the taxable year ended May 31, 2003, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Trustees and Officers

The following table presents certain information regarding the Trustees and Officers of the fund as of May 31, 2003. Each individual's age is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Deutsche Asset Management, Two International Place, Boston, Massachusetts 02110-4103. Each Trustee's term of office extends until the next shareholder's meeting called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the fund.

Non-Interested Trustees
Name, Age, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Henry P. Becton, Jr. (59) Trustee, 1990-present	President, WGBH Educational Foundation. Directorships: American Public Television; New England Aquarium; Becton Dickinson and Company (medical technology company); Mass Corporation for Educational Telecommunications; The A.H. Belo Company (media company); Committee for Economic Development; Concord Academy; Public Broadcasting Service; Boston Museum of Science	47
Dawn-Marie Driscoll (56) Trustee, 1987-present	President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley College; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: CRS Technology (technology service company); Advisory Board, Center for Business Ethics, Bentley College; Board of Governors, Investment Company Institute; former Chairman, ICI Directors Services Committee	47
Keith R. Fox (49) Trustee, 1996-present	Managing Partner, Exeter Capital Partners (private equity funds). Directorships: Facts on File (school and library publisher); Progressive Holding Corporation (kitchen importer and distributor); Cloverleaf Transportation Inc. (trucking); K-Media, Inc. (broadcasting); Natural History, Inc. (magazine publisher); National Association of Small Business Investment Companies (trade association)	47
Louis E. Levy (70) Trustee, 2002-present	Retired. Formerly, Chairman of the Quality Control Inquiry Committee, American Institute of Certified Public Accountants (1992-1998); Partner, KPMG LLP (1958-1990). Directorships: Household International (banking and finance); ISI Family of Funds (registered investment companies; 4 funds overseen); Kimberly-Clark Corporation (personal consumer products)	47
Jean Gleason Stromberg (59) Trustee, 1999-present	Retired. Formerly, Consultant (1997-2001); Director, U.S. General Accounting Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; Service Source, Inc.	47
Jean C. Tempel (60) Trustee, 1994-present	Managing Partner, First Light Capital (venture capital group) (2000-present); formerly, Special Limited Partner, TL Ventures (venture capital fund) (1996-1998); General Partner, TL Ventures (1994-1996); President and Chief Operating Officer, Safeguard Scientifics, Inc. (public technology business incubator company) (1991-1993). Directorships: Sonesta International Hotels, Inc.; Aberdeen Group (technology research); The Reference, Inc. (IT consulting for financial services); United Way of Mass Bay. Trusteeships: Connecticut College, Chair, Finance Committee; Northeastern University, Chair, Funds and Endowment Committee
		47
Carl W. Vogt (67) Trustee, 2002-present	Senior Partner, Fulbright & Jaworski, L.L.P. (law firm); formerly, President (interim) of Williams College (1999-2000); President, certain funds in the Deutsche Asset Management Family of Funds (formerly, Flag Investors Family of Funds) (registered investment companies) (1999-2000). Directorships: Yellow Corporation (trucking); American Science & Engineering (x-ray detection equipment); ISI Family of Funds (registered investment companies, 4 funds overseen); National Railroad Passenger Corporation (Amtrak); formerly, Chairman and Member, National Transportation Safety Board	47

Interested Trustees and Officers[2]
Name, Age, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Richard T. Hale[3] (57) Chairman and Trustee, 2002-present President, 2003-present	Managing Director, Deutsche Investment Management Americas Inc. (2003-present); Managing Director, Deutsche Bank Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management (1999 to present); Director and President, Investment Company Capital Corp. (registered investment advisor) (1996 to present); Director, Deutsche Global Funds, Ltd. (2000 to present), CABEI Fund (2000 to present), North American Income Fund (2000 to present) (registered investment companies); Director, Scudder Global Opportunities Fund (since 2003); Director/Officer Deutsche/Scudder Mutual Funds (various dates); President, Montgomery Street Income Securities, Inc. (2002 to present) (registered investment companies); Vice President, Deutsche Asset Management, Inc. (2000 to present); formerly, Director, ISI Family of Funds (registered investment companies; 4 funds overseen) (1992-1999)
200
Daniel O. Hirsch[3] (49) Vice President and Assistant Secretary, 2002-present	Managing Director, Deutsche Asset Management (2002-present) and Director, Deutsche Global Funds Ltd. (2002-present); formerly, Director, Deutsche Asset Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998)
n/a
John Millette (40) Vice President and Secretary, 1999-present	Director, Deutsche Asset Management	n/a
Philip G. Condon (52) Vice President, 1997-present	Managing Director, Deutsche Asset Management	n/a
Kenneth Murphy (39) Vice President, 2002-present	Vice President, Deutsche Asset Management (2000-present); Vice President, Scudder Distributors, Inc. (December 2002-present); formerly, Director, John Hancock Signature Services (1992-2000)	n/a
Charles A. Rizzo (45) Treasurer, 2002-present	Director, Deutsche Asset Management (April 2000- present). Formerly, Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998)
n/a
Salvatore Schiavone (37) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a
Lucinda H. Stebbins (57) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a
Kathleen Sullivan D'Eramo (46) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a
Caroline Pearson (41) Assistant Secretary, 1997-present	Managing Director, Deutsche Asset Management	n/a

1 Length of time served represents the date that each Trustee was first elected to the common board of trustees which oversees a number of investment companies, including the fund, managed by the Advisor. For the Officers of the fund, length of time served represents the date that each Officer was first elected to serve as an officer of any fund overseen by the aforementioned common board of trustees.
2 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act, as amended. Interested persons receive no compensation from the fund.
3 Address: One South Street, Baltimore, Maryland

The fund's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-SCUDDER.

Investment Products

Scudder Funds

Growth Funds

Scudder 21st Century Growth Fund

Scudder Aggressive Growth Fund

Scudder Blue Chip Fund

Scudder Capital Growth Fund

Scudder Development Fund

Scudder Dynamic Growth Fund

Scudder Flag Investors
Communications Fund

Scudder Gold & Precious Metals Fund

Scudder Global Biotechnology Fund

Scudder Growth Fund

Scudder Health Care Fund

Scudder Large Company Growth Fund

Scudder Micro Cap Fund

Scudder Mid Cap Fund

Scudder Small Cap Fund

Scudder Strategic Growth Fund

Scudder Technology Fund

Scudder Technology Innovation Fund

Scudder Top 50 US Fund

Value Funds

Scudder Contrarian Fund

Scudder-Dreman Financial Services Fund

Scudder-Dreman High Return Equity Fund

Scudder-Dreman Small Cap Value Fund

Scudder Flag Investors Equity
Partners Fund

Scudder Growth and Income Fund

Scudder Large Company Value Fund

Scudder-RREEF Real Estate Securities Fund

Scudder Small Company Stock Fund

Scudder Small Company Value Fund

Multicategory/Asset Allocation Funds

Scudder Balanced Fund

Scudder Flag Investors Value Builder Fund

Scudder Focus Value+Growth Fund

Scudder Lifecycle Mid Range Fund

Scudder Lifecycle Long Range Fund

Scudder Lifecycle Short Range Fund

Scudder Pathway Conservative Portfolio

Scudder Pathway Growth Portfolio

Scudder Pathway Moderate Portfolio

Scudder Target 2013 Fund

Scudder Total Return Fund

International/Global Funds

Scudder Emerging Markets Growth Fund

Scudder Emerging Markets Income Fund

Scudder European Equity Fund

Scudder Global Fund

Scudder Global Bond Fund

Scudder Global Discovery Fund

Scudder Greater Europe Growth Fund

Scudder International Fund

Scudder International Equity Fund

Scudder International Select Equity Fund

Scudder Japanese Equity Fund

Scudder Latin America Fund

Scudder New Europe Fund

Scudder Pacific Opportunities Fund

Income Funds

Scudder Cash Reserves Fund

Scudder Fixed Income Fund

Scudder GNMA Fund

Scudder High Income Plus Fund (formerly Deutsche High Yield Bond Fund)

Scudder High Income Fund (formerly Scudder High Yield Fund)

Scudder High Income Opportunity Fund (formerly Scudder High Yield Opportunity Fund)

Scudder Income Fund

Scudder PreservationPlus Fund

Scudder PreservationPlus Income Fund

Scudder Short Duration Fund (formerly Scudder Short-Term Fixed Income Fund)

Scudder Short-Term Bond Fund

Scudder Strategic Income Fund

Scudder U.S. Government Securities Fund

Scudder Funds (continued)
Tax-Free Income Funds

Scudder California Tax-Free Income Fund

Scudder Florida Tax-Free Income Fund

Scudder High Yield Tax-Free Fund

Scudder Managed Municipal Bond Fund

Scudder Massachusetts Tax-Free Fund

Scudder Medium-Term Tax-Free Fund

Scudder Municipal Bond Fund

Scudder New York Tax-Free Income Fund

Scudder Short-Term Municipal Bond Fund

Index-Related Funds

Scudder EAFE ® Equity Index Fund

Scudder Equity 500 Index Fund

Scudder S&P 500 Index Fund

Scudder S&P 500 Stock Fund

Scudder Select 500 Fund

Scudder US Bond Index Fund

Money Market
A large number of money market funds are available through Scudder Investments.

Retirement Programs and Education Accounts
Retirement Programs Traditional IRA Roth IRA SEP-IRA Inherited IRA Keogh Plan 401(k), 403(b) Plans Variable Annuities Education Accounts Coverdell Education Savings Account UGMA/UTMA IRA for Minors
Closed-End Funds

The Brazil Fund, Inc.

The Korea Fund, Inc.

Montgomery Street Income Securities, Inc.

Scudder Global High Income Fund, Inc.

Scudder New Asia Fund, Inc.

Scudder High Income Trust

Scudder Intermediate Government Trust

Scudder Multi-Market Income Trust

Scudder Municipal Income Trust

Scudder RREEF Real Estate Fund, Inc.

Scudder Strategic Income Trust

Scudder Strategic Municipal Income Trust

The Central European Equity Fund, Inc.

The Germany Fund, Inc.

The New Germany Fund, Inc.

The SMALLCap Fund, Inc.

Not all funds are available in all share classes.

Scudder open-end funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Account Management Resources

For shareholders of Classes A, B and C

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For more information	(800) 621-1048 To speak with a Scudder service representative.
Written correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606 (800) 621-1148

	Class A	Class B	Class C
Nasdaq Symbol	SZMAX	SZMBX	SZMCX
CUSIP Number	811236-603	811236-702	811236-801
Fund Number	445	645	745

For shareholders of Class AARP and Class S

	AARP Investment Program Shareholders	Scudder Class S Shareholders
Automated Information Lines	Easy-Access Line (800) 631-4636	SAIL™ (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.
Web Sites	aarp.scudder.com	myScudder.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For more information	(800) 253-2277 To speak with an AARP Investment Program service representative	(800) SCUDDER To speak with a Scudder service representative.
Written correspondence	AARP Investment Program from Scudder Investments PO Box 219735 Kansas City, MO 64121-9735	Scudder Investments PO Box 219669 Kansas City, MO 64121-9669
Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606 (800) 621-1148
	Class AARP	Class S
Nasdaq Symbol	SMTTX	SCMTX
Fund Number	145	045

Notes

Notes

Notes

Notes

ITEM 2.         CODE OF ETHICS.

                        Not currently applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not currently applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not currently applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIERS AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the
Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) During the six month period ended May 31, 2003, management identified an issue related to a different registrant within the Scudder fund complex.
Management discussed the issue with the Registrant's Audit Committee and auditors and instituted additional procedures to enhance its internal controls over financial reporting.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Medium Term Tax Free Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               July 25, 2003
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Medium Term Tax Free Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               July 25, 2003
                                    ---------------------------

By:                                 _/s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               July 25, 2003
                                    ---------------------------